Leases (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	R$ 3,719	R$ 3,820
Additions	1,575	605
Depreciation	(882)	(1,111)
Write-off	(356)	(140)
Remeasurement	101	217
Foreign currency translation adjustment	(172)	328
Impairment	(101)
Right-of-use assets, Ending balance	3,884	3,719
Rail Cars [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	864	821
Additions	129	151
Depreciation	(189)	(181)
Write-off	(7)	(71)
Remeasurement		4
Foreign currency translation adjustment	(62)	140
Impairment	(19)
Right-of-use assets, Ending balance	716	864
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	1,262	1,592
Additions	30	59
Depreciation	(245)	(456)
Write-off	(52)	(66)
Remeasurement	74	126
Foreign currency translation adjustment	(2)	7
Impairment	(1)
Right-of-use assets, Ending balance	1,066	1,262
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	809	911
Additions	1,297	82
Depreciation	(279)	(298)
Write-off	(234)	(1)
Remeasurement	5	(12)
Foreign currency translation adjustment	(70)	127
Impairment	(81)
Right-of-use assets, Ending balance	1,447	809
Buildings And Constructions [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	602	306
Additions	23	295
Depreciation	(104)	(99)
Write-off	(11)
Remeasurement	10	47
Foreign currency translation adjustment	(38)	53
Right-of-use assets, Ending balance	482	602
Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	140	186
Additions	96	18
Depreciation	(59)	(68)
Write-off	(51)	(2)
Remeasurement	12	5
Foreign currency translation adjustment		1
Right-of-use assets, Ending balance	138	140
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	42	4
Depreciation	(6)	(9)
Write-off	(1)
Remeasurement		47
Right-of-use assets, Ending balance	R$ 35	R$ 42